Intangible Assets and Out-of-market Contracts - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Finite-Lived [Line Items]
Gross carrying amount	$ 336,840	$ 334,475	$ 457,010
Accumulated amortization	(89,348)	(78,535)	(94,658)
Net intangible assets	247,492	255,940	362,352
PPA contracts
Intangible Asset, Finite-Lived [Line Items]
Gross carrying amount	255,042	255,627	361,512
Accumulated amortization	(56,517)	(47,610)	(64,820)
Net intangible assets	198,525	208,017	296,692
REC contracts
Intangible Asset, Finite-Lived [Line Items]
Gross carrying amount	28,023	28,194	46,235
Accumulated amortization	(1,732)	(1,650)	(5,820)
Net intangible assets	26,291	26,544	40,415
Trademarks
Intangible Asset, Finite-Lived [Line Items]
Gross carrying amount	1,364	1,364	1,364
Accumulated amortization	(673)	(631)	(585)
Net intangible assets	691	733	779
Channel partner relationships
Intangible Asset, Finite-Lived [Line Items]
Gross carrying amount	47,071	47,071	45,708
Accumulated amortization	(30,321)	(28,644)	(23,433)
Net intangible assets	16,750	18,427	22,275
Other intangible assets
Intangible Asset, Finite-Lived [Line Items]
Gross carrying amount	5,340	2,219	2,191
Accumulated amortization	(105)	0	0
Net intangible assets	$ 5,235	$ 2,219	$ 2,191